Pretax Net Actuarial Loss, Prior Service (Cost) and Transition Assets/(Obligation) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) - Postretirement Benefits - USD ($)
$ in Thousands
	May 31, 2019	May 31, 2018
Domestic
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 381	$ 124
Prior service credits	667	887
Total recognized in accumulated other comprehensive income not affecting retained earnings	1,048	1,011
Non-U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(12,891)	(9,951)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (12,891)	$ (9,951)